Accounts Receivable	6 Months Ended
Jun. 30, 2025
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

6. ACCOUNTS RECEIVABLE

Accounts receivable and the allowance for credit losses consisted of the following:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Accounts receivable	53,843	43,141	6,022
Allowance for credit losses	—	—	—
	53,843	43,141	6,022

As of December 31, 2024 and June 30, 2025, all accounts receivable were due from third party customers. The age of all the of the receivables as of December 31, 2024 and June 30, 2025 was less than one year.

An analysis of the allowance for credit losses was as follows:

As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Balance at beginning of the year	—	—	—
Additional provision charged to expense	—	—	—
Balance at the end of the year	—	—	—